CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY	12 Months Ended
Dec. 31, 2022
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

19.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY

The subsidiaries did not pay any dividend to the parent company for the periods presented. For the purpose of presenting parent only financial information, the parent company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the parent company as “Investment in subsidiaries” and the income or loss of the subsidiaries is presented as “Equity in (loss) gain of subsidiaries”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The parent company did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022 and 2021.

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	December 31,	December 31,
	2022	2021
ASSETS
Current Assets
Cash and cash equivalents	$378,987	$1,607,807
Due from related parties	57,661	28,667
Other current assets	—	24,902
Total Current Assets	407,654	1,661,376

Investments in subsidiaries	5,526,988	28,517,348
Amounts due from subsidiaries	39,515,899	43,908,651
Total Assets	$45,479,535	$74,087,375

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current Liabilities
Due to related parties	$8,170	$8,170
Warrant liabilities	2,744	2,744
Accrued expenses and other liabilities	31,996	15,172
Total Liabilities	42,910	26,086

Commitments and Contingencies

Shareholders’ Equity
Ordinary Share (par value $0.0096 per share, 6,250,000 shares authorized; 1,534,487 shares issued and outstanding at December 31, 2022 and 2021, respectively)*	14,731	17,556
Additional paid-in capital	41,564,418	41,561,593
Retained earnings	6,155,760	29,894,597
Accumulated other comprehensive (loss) income	(2,298,284)	2,587,543
Total Shareholders’ Equity	45,436,625	74,061,289

Total Liabilities and Shareholders’ Equity	$45,479,535	$74,087,375

*Retrospectively restated to give effect to a share consolidation at a ratio of one-for-three and one fifth (3.2) ordinary shares effective on May 24, 2022, an increase in the Company’s share capital from $50,000 to $60,000, and a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 15).

19.CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY (CONTINUED)

Condensed statements of comprehensive (loss) income

	For the Years Ended
	December 31,
	2022	2021	2020
Revenues	$—	$—	$—
Cost of revenues	—	—	—
Gross profit	—	—	—

Operating Expenses
General and administrative expenses	(769,017)	(787,744)	(3,197)

Loss from Operations	(769,017)	(787,744)	(3,197)

Equity in (loss) gain of subsidiaries	$(22,990,360)	$(8,327,398)	$6,947,862
Interest income	837	57	26
Changes in fair value of warrant liabilities	19,703	2,367,632	—
Net (Loss) Income Before Income Taxes	$(23,738,837)	$(6,747,453)	$6,944,691

Income tax expense	—	—	—

Net (Loss) Income	$(23,738,837)	$(6,747,453)	$6,944,691

Other Comprehensive (Loss) Income
Foreign currency translation adjustment	(4,885,827)	1,393,597	2,531,676
Comprehensive (Loss) Income	$(28,624,664)	$(5,353,856)	$9,476,367

Condensed statements of cash flows

	For the Years Ended
	December 31,
	2022	2021	2020
Cash Flows from Operating Activities:
Net Cash (Used in) Provided by Operating Activities	$(706,913)	$(824,929)	$26

Cash Flows from Investing Activities:
Loans made to subsidiaries	(500,000)	(38,300,000)	—
Net Cash Used in Investing Activities	(500,000)	(38,300,000)	—

Cash Flows from Financing Activities:
Capital injection from shareholders	—	—	—
Issuance of ordinary shares pursuant to initial public offering, net of issuance costs	—	26,597,919	—
Issuance of ordinary shares pursuant to over-allotment, net of issuance costs	—	4,154,987	—
Issuance of units pursuant to a private placement, net of issuance costs	—	9,852,486	—
Net Cash Provided by Financing Activities	—	40,605,392	—

Effect of exchange rate changes on cash and cash equivalents	(21,907)	127,317	—

Net increase in cash and cash equivalents	(1,228,820)	1,607,780	26
Cash and cash equivalents at beginning of year	1,607,807	27	1
Cash and cash equivalents at end of year	$378,987	$1,607,807	$27